Debt - european investment bank borrowings (Details) - EUR (€)	Dec. 31, 2017	Dec. 31, 2016	Dec. 02, 2016
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 17,971,000,000	€ 24,048,000,000
European Investment Bank Borrowings
Disclosure of detailed information about borrowings [line items]
Debt and Other	1,100,000,000	€ 1,300,000,000
European Investment Bank Maturing, 250 Million Facility
Disclosure of detailed information about borrowings [line items]
Face amount			€ 250,000,000
European Investment Bank Maturing, 600 Billion Facility
Disclosure of detailed information about borrowings [line items]
Face amount	600,000,000
European Investment Bank Maturing, 400 Million Facility
Disclosure of detailed information about borrowings [line items]
Face amount	400,000,000
European Investment Bank Maturing, 500 Million Facility
Disclosure of detailed information about borrowings [line items]
Face amount	€ 500,000,000